July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Infrastructure Active ETF | BILT | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Infrastructure Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 0.5%
Viasat, Inc.(a)	7,300	$561,589
Construction & Engineering — 1.0%
Sacyr SA	201,606	1,095,951
Diversified Telecommunication Services — 0.6%
Helios Towers PLC(a)	222,198	587,914
Electric Utilities — 33.7%
American Electric Power Co., Inc.	40,372	5,161,560
Chubu Electric Power Co., Inc.	23,000	398,246
Duke Energy Corp.	18,447	2,313,807
Entergy Corp.	32,925	3,543,389
Evergy, Inc.	39,770	3,301,308
FirstEnergy Corp.	29,444	1,422,440
Korea Electric Power Corp.	2,931	70,433
NextEra Energy, Inc.	31,566	2,743,717
OGE Energy Corp.	46,977	2,224,361
PG&E Corp.	196,717	3,418,941
Pinnacle West Capital Corp.	10,516	1,062,011
PPL Corp.	89,856	3,163,830
Public Power Corp. SA	63,052	1,624,729
Southern Co.(The)	14,283	1,350,315
Tohoku Electric Power Co., Inc.	139,000	1,021,409
Xcel Energy, Inc.	53,671	4,197,072
		37,017,568
Energy Equipment & Services — 0.5%
Solaris Energy Infrastructure, Inc., Class A	9,559	491,428
Gas Utilities — 2.2%
Osaka Gas Co. Ltd.	26,900	922,910
Spire, Inc.	18,942	1,512,708
		2,435,618
Ground Transportation — 14.5%
Canadian Pacific Kansas City Ltd.	42,924	3,812,745
CSX Corp.	29,917	1,507,817
East Japan Railway Co.	69,500	1,599,093
Firstgroup PLC	411,116	1,021,727
Norfolk Southern Corp.	4,585	1,538,176
Union Pacific Corp.	22,047	6,440,590
		15,920,148
Independent Power and Renewable Electricity Producers — 2.6%
RWE AG	26,469	1,741,209
Vistra Corp.	7,709	1,142,397
		2,883,606
Industrial Conglomerates — 1.5%
CK Hutchison Holdings Ltd.	61,000	571,526
Keppel Ltd.	122,900	1,097,614
		1,669,140
Machinery — 0.8%
Kurita Water Industries Ltd.	16,500	886,666
Media — 1.6%
SES SA, Class A	267,945	1,778,184
Security	Shares	Value
Multi-Utilities — 7.5%
Algonquin Power & Utilities Corp.	207,550	$1,214,046
Dominion Energy, Inc.	24,210	1,674,606
National Grid PLC	118,034	1,889,234
NiSource, Inc.	78,194	3,474,159
		8,252,045
Oil, Gas & Consumable Fuels — 13.6%
Cheniere Energy, Inc.	13,454	3,546,071
DT Midstream, Inc.(a)	15,108	2,084,904
Keyera Corp.	25,733	1,093,311
Kinetik Holdings, Inc., Class A	30,326	1,533,586
TC Energy Corp.	69,954	4,710,673
Williams Companies, Inc.(The)	27,117	1,939,950
		14,908,495
Specialized REITs — 3.4%
Crown Castle, Inc.	35,627	2,718,340
SBA Communications Corp., Class A	5,812	1,051,856
		3,770,196
Transportation Infrastructure — 12.9%
Aena SME SA(b)	178,693	5,508,720
Aeroports de Paris SA	4,228	586,024
Auckland International Airport Ltd.	263,559	1,351,322
Enav SpA(b)	95,878	559,931
Flughafen Zurich AG, Registered	2,769	813,953
Fraport AG Frankfurt Airport Services Worldwide	15,839	1,237,377
Transurban Group	394,131	4,092,956
		14,150,283
Water Utilities — 2.0%
Guangdong Investment Ltd.	830,000	895,722
United Utilities Group PLC	70,975	1,321,864
		2,217,586
Total Long-Term Investments — 98.9% (Cost: $107,484,716)		108,626,417
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	1,190,000	1,190,000
Total Short-Term Securities — 1.1% (Cost: $1,190,000)		1,190,000
Total Investments — 100.0% (Cost: $108,674,716)		109,816,417
Liabilities in Excess of Other Assets — (0.0)%		(30,512)
Net Assets — 100.0%		$109,785,905

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Infrastructure Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1 (b)	$—	$(1)	$—	$—	—	$93	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	880,000 (b)	—	—	—	1,190,000	1,190,000	4,187	—
				$(1)	$—	$1,190,000		$4,280	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,119,000	USD	2,163,457	BNP Paribas SA	10/15/26	$28,563
AUD	713,000	USD	498,272	JPMorgan Chase Bank N.A.	10/15/26	2,821
CAD	713,000	USD	508,480	Bank of America N.A.	10/15/26	1,757
CAD	2,276,000	USD	1,615,233	HSBC Bank PLC	10/15/26	13,518
CAD	137,000	USD	97,470	JPMorgan Chase Bank N.A.	10/15/26	570
CHF	381,000	USD	473,893	Goldman Sachs International	10/15/26	1,100
EUR	30,000	USD	34,299	BNP Paribas SA	10/15/26	394
EUR	574,000	USD	660,496	Goldman Sachs International	10/15/26	3,294
EUR	1,051,000	USD	1,206,320	HSBC Bank PLC	10/15/26	9,087
GBP	82,000	USD	109,723	BNP Paribas SA	10/15/26	792
GBP	253,000	USD	338,473	HSBC Bank PLC	10/15/26	2,506
GBP	103,000	USD	138,011	JPMorgan Chase Bank N.A.	10/15/26	807
JPY	14,691,000	USD	91,271	HSBC Bank PLC	10/15/26	1,591
KRW	147,954,000	USD	98,667	HSBC Bank PLC	10/15/26	3,968
NZD	1,163,000	USD	674,543	BNP Paribas SA	10/15/26	11,948
NZD	768,000	USD	447,623	Goldman Sachs International	10/15/26	5,709
USD	102,653	GBP	76,000	HSBC Bank PLC	10/15/26	224
USD	471,217	HKD	3,684,000	HSBC Bank PLC	10/15/26	342
						88,991
CAD	58,000	USD	41,525	Bank of America N.A.	10/15/26	$(19)
CHF	273,000	USD	341,319	HSBC Bank PLC	10/15/26	(969)
HKD	732,000	USD	93,655	Bank of America N.A.	10/15/26	(93)
HKD	3,408,000	USD	435,847	JPMorgan Chase Bank N.A.	10/15/26	(249)
USD	136,308	CAD	191,000	BNP Paribas SA	10/15/26	(375)
USD	154,631	CAD	218,000	Goldman Sachs International	10/15/26	(1,374)
USD	253,706	EUR	222,000	BNP Paribas SA	10/15/26	(3,021)
USD	993,835	EUR	868,000	Goldman Sachs International	10/15/26	(9,945)
USD	712,089	EUR	619,000	HSBC Bank PLC	10/15/26	(3,741)
USD	3,479,579	EUR	3,035,000	JPMorgan Chase Bank N.A.	10/15/26	(30,181)
USD	313,869	GBP	235,000	Bank of America N.A.	10/15/26	(2,851)
USD	264,616	GBP	197,000	HSBC Bank PLC	10/15/26	(890)
USD	349,016	GBP	260,000	JPMorgan Chase Bank N.A.	10/15/26	(1,398)
USD	175,770	JPY	28,551,000	Goldman Sachs International	10/15/26	(4,703)
USD	860,111	JPY	138,204,000	JPMorgan Chase Bank N.A.	10/15/26	(13,487)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Infrastructure Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	173,711	SGD	223,000	Bank of America N.A.	10/15/26	$(1,073)
USD	624,922	SGD	802,000	JPMorgan Chase Bank N.A.	10/15/26	(3,672)
						(78,041)
						$10,950
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Korea Electric Power Corp.	JPMorgan Chase Bank N.A.	$367,879	02/09/27	0.40%	1D OBFR01	Monthly	$(2,962)
National Grid PLC	JPMorgan Chase Bank N.A.	192,646	02/09/27	0.40%	1D SONIA	Monthly	(9,251)
Solaris Energy Infrastructure, Inc.	JPMorgan Chase Bank N.A.	75,607	02/09/27	0.40%	1D OBFR01	Monthly	(11,345)
Total long positions of equity swaps							(23,558)
Net dividends and financing fees							(1,786)
Total equity swap contracts including dividends and financing fees							$(25,344)

(a)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$78,751,614	$29,874,803	$—	$108,626,417
Short-Term Securities
Money Market Funds	1,190,000	—	—	1,190,000
	$79,941,614	$29,874,803	$—	$109,816,417

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Infrastructure Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$88,991	$—	$88,991
Liabilities
Foreign Currency Exchange Contracts	—	(78,041)	—	(78,041)
Equity Contracts	—	(25,344)	—	(25,344)
	$—	$(14,394)	$—	$(14,394)

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts.  Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
SONIA	Sterling Overnight Interbank Average Rate